JPMorgan ActiveBuilders Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.4%
Argentina — 0.6%
MercadoLibre, Inc.*	1,721	1,948,275

Austria — 0.1%
Erste Group Bank AG	4,103	191,777

Brazil — 3.9%
Ambev SA	205,753	583,150
Atacadao SA	150,278	472,334
B3 SA - Brasil Bolsa Balcao	720,083	1,990,701
Banco Bradesco SA (Preference)*	127,421	550,228
Banco do Brasil SA	60,936	375,937
BB Seguridade Participacoes SA	53,429	233,634
Caixa Seguridade Participacoes S/A	61,685	103,387
EDP - Energias do Brasil SA	48,286	195,868
Gerdau SA (Preference)	33,112	173,975
Hapvida Participacoes e Investimentos SA(a)	71,140	169,876
Itau Unibanco Holding SA (Preference)	247,409	1,188,100
Itausa SA (Preference)	184,452	355,697
Localiza Rent a Car SA	64,612	715,586
Locaweb Servicos de Internet SA*(a)	76,911	141,363
Lojas Renner SA	151,534	807,025
Magazine Luiza SA*	229,923	303,094
Notre Dame Intermedica Participacoes SA	12,159	163,262
Petroleo Brasileiro SA, ADR	136,606	1,823,690
Porto Seguro SA	38,721	144,891
Raia Drogasil SA	97,768	428,256
Rumo SA*	34,593	102,539
Sao Martinho SA	22,344	155,101
SLC Agricola SA	13,374	115,704
Sul America SA*	22,663	108,618
Suzano SA	32,050	358,096
TIM SA*	65,102	163,426
Vale SA, ADR	52,051	790,134
WEG SA	67,248	409,179
XP, Inc., Receipts*	5,710	189,943
XP, Inc., Class A*	2,848	94,867

		13,407,661

Burkina Faso — 0.1%
Endeavour Mining plc	7,904	176,094

Canada — 0.1%
B2Gold Corp.	33,392	120,312
Ivanhoe Mines Ltd., Class A*	10,748	92,079

		212,391

Chile — 0.3%
Banco Santander Chile	20,148,193	998,949
Falabella SA	35,101	124,934

		1,123,883

China — 32.3%
Advanced Micro-Fabrication Equipment, Inc., Class A*	6,391	121,023
Aier Eye Hospital Group Co. Ltd., Class A	59,788	306,122
Alibaba Group Holding Ltd.*	358,800	5,623,675
Amoy Diagnostics Co. Ltd., Class A	7,709	69,975
Angel Yeast Co. Ltd., Class A	14,300	129,330
Anhui Conch Cement Co. Ltd., Class H	74,000	391,425
Anjoy Foods Group Co. Ltd., Class A	24,100	505,250
ANTA Sports Products Ltd.	49,400	741,754
Bank of Ningbo Co. Ltd., Class A	24,740	152,976
Beijing Kingsoft Office Software, Inc., Class A	19,007	734,154
Bilibili, Inc., Class Z*	10,423	364,169
BOE Technology Group Co. Ltd., Class A	1,418,300	1,087,547
Bosideng International Holdings Ltd.	296,000	144,281
Brilliance China Automotive Holdings Ltd.*‡	16,000	7,360
BTG Hotels Group Co. Ltd., Class A*	24,000	97,496
Budweiser Brewing Co. APAC Ltd.(a)	316,100	834,989
Centre Testing International Group Co. Ltd., Class A	8,300	27,695
Chacha Food Co. Ltd., Class A	51,200	441,911
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,300	61,825
China Construction Bank Corp., Class H	4,100,000	3,146,129
China Hongqiao Group Ltd.	149,500	168,924
China Merchants Bank Co. Ltd., Class H	569,500	4,759,954
China Overseas Land & Investment Ltd.	322,000	950,376
China Pacific Insurance Group Co. Ltd., Class H	285,800	870,032
China Petroleum & Chemical Corp., Class H	454,000	237,710
China Resources Gas Group Ltd.	26,000	130,049
China Resources Land Ltd.	148,000	715,376
China Resources Mixc Lifestyle Services Ltd.(a)	170,200	1,000,383
China Vanke Co. Ltd., Class H	167,000	431,736
China Yangtze Power Co. Ltd., Class A	45,500	156,918

JPMorgan ActiveBuilders Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
China Yongda Automobiles Services Holdings Ltd.	73,500	94,044
Chongqing Brewery Co. Ltd., Class A*	54,200	1,134,758
Chongqing Fuling Zhacai Group Co. Ltd., Class A	17,300	86,206
Contemporary Amperex Technology Co. Ltd., Class A	14,904	1,438,113
Country Garden Services Holdings Co. Ltd.	248,000	1,464,988
East Money Information Co. Ltd., Class A	28,400	141,826
ENN Energy Holdings Ltd.	64,600	1,028,450
ENN Natural Gas Co. Ltd., Class A	59,300	162,262
Flat Glass Group Co. Ltd., Class H	22,000	88,322
Foshan Haitian Flavouring & Food Co. Ltd., Class A	112,440	1,720,787
Fuyao Glass Industry Group Co. Ltd., Class H(a)	188,400	1,020,226
GF Securities Co. Ltd., Class H	300,200	520,346
Gigadevice Semiconductor Beijing, Inc., Class A	5,900	131,409
Glodon Co. Ltd., Class A	26,100	253,951
Guangdong Haid Group Co. Ltd., Class A	7,500	85,409
Guangdong Investment Ltd.	296,000	422,817
Guangzhou Automobile Group Co. Ltd., Class H	320,000	314,331
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,500	91,483
Haier Smart Home Co. Ltd., Class H	887,400	3,557,625
Haitong Securities Co. Ltd., Class H	155,600	140,027
Hangzhou Robam Appliances Co. Ltd., Class A	38,300	209,208
Hangzhou Tigermed Consulting Co. Ltd., Class A	21,800	358,565
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	7,700	80,664
Han’s Laser Technology Industry Group Co. Ltd., Class A	59,900	449,435
Hefei Meiya Optoelectronic Technology, Inc., Class A	199,748	1,059,196
Hongfa Technology Co. Ltd., Class A	15,400	154,933
Hualan Biological Engineering, Inc., Class A	15,200	60,712
Huayu Automotive Systems Co. Ltd., Class A	164,116	716,414
Huazhu Group Ltd.*	185,400	730,833
Hundsun Technologies, Inc., Class A	20,900	193,403
Industrial & Commercial Bank of China Ltd., Class H	150,000	90,877
Industrial Bank Co. Ltd., Class A	188,505	623,648
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	358,900	2,162,978
Jade Bird Fire Co. Ltd., Class A	20,373	153,756
JD Health International, Inc.*(a)	34,350	277,451
JD Logistics, Inc.*(a)	68,400	203,633
JD.com, Inc., Class A*	26,850	1,017,653
Jiangsu Hengli Hydraulic Co. Ltd., Class A	60,500	736,735
Jiangsu Hengrui Medicine Co. Ltd., Class A	12,680	81,784
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	7,300	181,136
Joyoung Co. Ltd., Class A	45,400	161,028
Kanzhun Ltd., ADR*	11,527	349,153
Kingdee International Software Group Co. Ltd.*	306,000	701,151
Kingsoft Corp. Ltd.	1,200	5,393
Kunlun Energy Co. Ltd.	148,000	153,483
Kweichow Moutai Co. Ltd., Class A	2,700	806,375
KWG Group Holdings Ltd.	366,500	200,397
Laobaixing Pharmacy Chain JSC, Class A	7,600	50,960
Lenovo Group Ltd.	298,000	322,945
Li Ning Co. Ltd.	31,000	302,498
Longfor Group Holdings Ltd.(b)	74,500	446,913
LONGi Green Energy Technology Co. Ltd., Class A	48,240	540,239
Maxscend Microelectronics Co. Ltd., Class A	8,480	351,644
Meituan*(a)	193,300	5,766,978
Midea Group Co. Ltd., Class A	162,812	1,891,114
Minth Group Ltd.	46,000	212,725
Montage Technology Co. Ltd., Class A	22,873	258,166
NARI Technology Co. Ltd., Class A	22,400	125,191
NetEase, Inc.	235,000	4,906,681
NIO, Inc., ADR*	17,302	424,072
Oppein Home Group, Inc., Class A	48,500	1,052,629
Pharmaron Beijing Co. Ltd., Class H(a)	7,500	95,414
PICC Property & Casualty Co. Ltd., Class H	444,000	413,698
Pinduoduo, Inc., ADR*	15,003	897,780
Ping An Bank Co. Ltd., Class A	491,300	1,231,402
Ping An Insurance Group Co. of China Ltd., Class H	448,000	3,555,249
Poly Developments and Holdings Group Co. Ltd., Class A	130,900	322,543
Pop Mart International Group Ltd.*(a)	59,600	296,692
Postal Savings Bank of China Co. Ltd., Class H(a)	1,501,000	1,250,558
Proya Cosmetics Co. Ltd., Class A	4,700	125,559

JPMorgan ActiveBuilders Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Qingdao Haier Biomedical Co. Ltd., Class A	19,770	224,245
Sangfor Technologies, Inc., Class A	15,100	369,953
Seazen Holdings Co. Ltd., Class A	22,000	115,034
Shanghai Baosight Software Co. Ltd., Class A	51,849	443,099
Shanghai Liangxin Electrical Co. Ltd., Class A	78,400	195,151
Shanghai M&G Stationery, Inc., Class A	8,700	75,297
Shanghai Putailai New Energy Technology Co. Ltd., Class A	7,900	178,592
Shenzhen Inovance Technology Co. Ltd., Class A	61,700	590,177
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	8,000	405,898
Shenzhou International Group Holdings Ltd.	68,500	1,271,014
Sichuan Swellfun Co. Ltd., Class A	30,000	470,350
Silergy Corp.	11,000	1,486,809
SITC International Holdings Co. Ltd.	31,000	118,159
Skshu Paint Co. Ltd., Class A	53,640	894,891
StarPower Semiconductor Ltd., Class A	13,700	696,577
Sunny Optical Technology Group Co. Ltd.	61,000	1,574,872
TBEA Co. Ltd., Class A	97,400	291,293
Tencent Holdings Ltd.	218,400	13,685,442
Tingyi Cayman Islands Holding Corp.	448,000	928,160
Tongwei Co. Ltd., Class A	87,300	520,740
Topsports International Holdings Ltd.(a)	980,000	885,488
Trip.com Group Ltd.*	6,450	171,636
Venustech Group, Inc., Class A	20,500	79,166
Wanhua Chemical Group Co. Ltd., Class A	29,800	429,785
Want Want China Holdings Ltd.	139,000	136,375
Will Semiconductor Co. Ltd., Class A	5,700	231,341
Wuliangye Yibin Co. Ltd., Class A	35,800	1,125,897
Wuxi Biologics Cayman, Inc.*(a)	342,000	3,427,786
Xilinmen Furniture Co. Ltd., Class A	32,500	183,167
Xinyi Solar Holdings Ltd.	916,000	1,469,508
XPeng, Inc., Class A*	4,710	82,149
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	23,300	229,572
Yonyou Network Technology Co. Ltd., Class A	22,300	123,784
Yum China Holdings, Inc.	23,863	1,149,481
Yunnan Energy New Material Co. Ltd.	12,200	490,174
Zhejiang Dingli Machinery Co. Ltd., Class A	12,700	146,527
Zhejiang Supor Co. Ltd., Class A	114,400	935,167
Zhongsheng Group Holdings Ltd.	37,000	284,238
Zhuzhou Kibing Group Co. Ltd., Class A	195,240	491,300
Zijin Mining Group Co. Ltd., Class H	66,000	85,682

		111,763,544

Colombia — 0.0%(c)
Ecopetrol SA	127,863	94,348

Czech Republic — 0.0%(c)
Komercni Banka A/S	3,541	157,020

Egypt — 0.1%
Commercial International Bank Egypt SAE*	131,570	431,254

Ghana — 0.0%(c)
Kosmos Energy Ltd.*	25,623	110,948

Greece — 0.1%
Hellenic Telecommunications Organization SA	14,932	290,238
OPAP SA	14,858	220,686

		510,924

Hong Kong — 2.1%
AIA Group Ltd.	165,000	1,722,569
Hang Seng Bank Ltd.	22,400	443,471
HKT Trust & HKT Ltd.	152,000	207,419
Hong Kong Exchanges & Clearing Ltd.	45,900	2,619,776
JD.com cash in lieu of shares*	10,400	394,175
Techtronic Industries Co. Ltd.	72,000	1,188,007
Vitasoy International Holdings Ltd.(d)	154,000	300,704
WH Group Ltd.(a)	200,077	133,854
Xinyi Glass Holdings Ltd.	146,000	387,041

		7,397,016

Hungary — 0.4%
MOL Hungarian Oil & Gas plc	16,605	144,803
OTP Bank Nyrt.*	17,332	1,005,727
Richter Gedeon Nyrt.	7,732	203,791

		1,354,321

India — 11.2%
ABB India Ltd.	6,387	197,767
ACC Ltd.	9,486	292,510
Ambuja Cements Ltd.	70,480	346,971
Apollo Hospitals Enterprise Ltd.	7,661	460,311
Asian Paints Ltd.	4,443	188,277
AU Small Finance Bank Ltd.*(a)	13,712	242,301

JPMorgan ActiveBuilders Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Axis Bank Ltd.*	66,831	699,895
Bajaj Auto Ltd.	4,426	212,296
Bharat Electronics Ltd.	127,942	362,190
Bharat Petroleum Corp. Ltd.	43,662	233,804
Bharti Airtel Ltd.*	55,686	546,943
Biocon Ltd.*	24,630	121,651
Britannia Industries Ltd.	7,492	356,233
Colgate-Palmolive India Ltd.	5,963	114,168
Cummins India Ltd.	11,486	145,694
Dr Lal PathLabs Ltd.(a)	3,046	122,010
Eicher Motors Ltd.	2,872	102,563
GAIL India Ltd.	184,692	360,145
HCL Technologies Ltd.	28,504	423,022
HDFC Bank Ltd., ADR	44,868	3,079,291
HDFC Life Insurance Co. Ltd.(a)	174,112	1,459,586
Hindalco Industries Ltd.	30,603	202,875
Hindustan Petroleum Corp. Ltd.	43,552	184,345
Hindustan Unilever Ltd.	38,472	1,176,369
Housing Development Finance Corp. Ltd.	140,000	4,776,907
ICICI Bank Ltd.	128,504	1,380,538
IndusInd Bank Ltd.	12,192	143,926
Infosys Ltd.	250,190	5,886,399
ITC Ltd.	33,829	100,470
Jubilant Foodworks Ltd.	4,789	218,498
Kajaria Ceramics Ltd.	11,948	214,983
Kotak Mahindra Bank Ltd.	73,319	1,837,738
L&T Technology Services Ltd.(a)	3,264	206,900
Larsen & Toubro Ltd.	29,890	770,289
Maruti Suzuki India Ltd.	7,714	893,698
Mindtree Ltd.	9,262	501,673
Motilal Oswal Financial Services Ltd.	7,388	87,871
Oil & Natural Gas Corp. Ltd.	129,960	303,885
Petronet LNG Ltd.	37,981	109,187
Power Grid Corp. of India Ltd.	144,994	420,236
Reliance Industries Ltd.	56,762	1,829,280
Shriram Transport Finance Co. Ltd.	31,518	523,345
Tata Consultancy Services Ltd.	85,970	4,329,093
Tech Mahindra Ltd.	29,952	597,893
Titan Co. Ltd.	11,766	375,173
UltraTech Cement Ltd.	4,915	477,682
United Spirits Ltd.*	82,560	964,293
UPL Ltd.	17,211	180,321

		38,761,495

Indonesia — 1.8%
Astra International Tbk. PT	314,900	120,521
Bank Central Asia Tbk. PT	3,798,400	2,020,359
Bank Mandiri Persero Tbk. PT	330,000	172,923
Bank Negara Indonesia Persero Tbk. PT	240,300	123,333
Bank Rakyat Indonesia Persero Tbk. PT	6,461,470	1,839,163
Charoen Pokphand Indonesia Tbk. PT	219,000	96,229
Kalbe Farma Tbk. PT	753,200	85,888
Telkom Indonesia Persero Tbk. PT	5,177,500	1,516,363
Unilever Indonesia Tbk. PT	254,700	71,635

		6,046,414

Kazakhstan — 0.1%
Kaspi.KZ JSC, GDR(a)	2,245	192,055

Kenya — 0.2%
Safaricom plc	1,756,045	571,525

Macau — 0.1%
Sands China Ltd.*	89,200	248,730

Malaysia — 0.4%
CIMB Group Holdings Bhd.	105,000	130,797
Hong Leong Bank Bhd.	21,600	100,117
IHH Healthcare Bhd.	51,900	79,980
Kuala Lumpur Kepong Bhd.	15,800	81,539
Malayan Banking Bhd.	67,800	134,051
Petronas Chemicals Group Bhd.	60,300	128,077
Press Metal Aluminium Holdings Bhd.	66,900	98,460
Public Bank Bhd.	472,600	476,052
Tenaga Nasional Bhd.	60,000	131,620

		1,360,693

Mexico — 3.6%
America Movil SAB de CV, Series L	1,110,955	1,045,358
Arca Continental SAB de CV	27,786	163,984
Fomento Economico Mexicano SAB de CV	72,201	543,678
Gruma SAB de CV, Class B	10,948	143,176
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	68,890	948,891
Grupo Aeroportuario del Sureste SAB de CV, Class B	33,991	688,356
Grupo Financiero Banorte SAB de CV, Class O	451,820	2,857,934
Grupo Mexico SAB de CV, Series B	168,617	725,131
Kimberly-Clark de Mexico SAB de CV, Class A	390,887	563,743
Orbia Advance Corp. SAB de CV	53,860	126,164
Regional SAB de CV	34,049	193,915
Wal-Mart de Mexico SAB de CV	1,293,329	4,386,961

		12,387,291

Panama — 0.0%(c)
Copa Holdings SA, Class A*	1,654	138,241

Peru — 0.2%
Credicorp Ltd.	5,103	730,852

JPMorgan ActiveBuilders Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Philippines — 0.2%
Ayala Corp.	6,770	115,769
Ayala Land, Inc.	157,800	111,422
Bank of the Philippine Islands	44,740	86,083
BDO Unibank, Inc.	38,250	101,661
International Container Terminal Services, Inc.	31,510	123,951
PLDT, Inc.	2,070	74,475
SM Investments Corp.	3,775	70,279
SM Prime Holdings, Inc.	135,000	93,359

		776,999

Poland — 0.4%
Allegro.eu SA*(a)(d)	40,550	375,832
Bank Polska Kasa Opieki SA	9,205	306,723
Dino Polska SA*(a)	1,801	138,581
Powszechna Kasa Oszczednosci Bank Polski SA*	24,518	287,016
Powszechny Zaklad Ubezpieczen SA	20,806	185,250

		1,293,402

Portugal — 0.2%
Jeronimo Martins SGPS SA	26,647	640,355

Qatar — 0.3%
Industries Qatar QSC	65,216	301,452
Qatar National Bank QPSC	130,263	781,363

		1,082,815

Russia — 5.1%
Alrosa PJSC	593,049	872,437
Detsky Mir PJSC	45,580	60,397
Gazprom Neft PJSC	12,577	81,494
Gazprom PJSC, ADR	319,705	2,783,132
LUKOIL PJSC, ADR	34,294	3,071,043
Magnit PJSC, GDR(a)	10,505	138,365
Magnitogorsk Iron & Steel Works PJSC, GDR(a)	41,646	435,054
MMC Norilsk Nickel PJSC, ADR	32,166	909,275
Moscow Exchange MICEX-RTS PJSC	624,143	1,176,180
Novatek PJSC, GDR(a)	3,679	777,025
Novolipetsk Steel PJSC, GDR(a)	12,157	337,809
Polymetal International plc	6,039	86,772
Polyus PJSC, GDR(a)	4,876	381,983
Rosneft Oil Co. PJSC, GDR(a)	165,770	1,235,332
Sberbank of Russia PJSC, ADR	212,929	2,986,965
Severstal PAO, GDR(a)	74,061	1,460,345
Tatneft PJSC, ADR	3,607	139,983
TCS Group Holding plc, GDR(a)	922	66,532
VTB Bank PJSC	168,450,798	95,186
X5 Retail Group NV, GDR(a)	26,559	600,505
Yandex NV, Class A*	1,542	74,108

		17,769,922

Saudi Arabia — 1.6%
Al Rajhi Bank	48,787	1,937,458
Alinma Bank	47,053	377,254
Almarai Co. JSC	16,808	220,612
Dr Sulaiman Al Habib Medical Services Group Co.	3,674	162,319
Jarir Marketing Co.	2,251	121,132
Mouwasat Medical Services Co.	7,278	384,748
Saudi National Bank (The)	72,647	1,428,969
Saudi Tadawul Group Holding Co.*	4,125	178,110
Saudi Telecom Co.	17,373	546,573

		5,357,175

South Africa — 2.7%
African Rainbow Minerals Ltd.	348	5,158
Anglo American plc	3,649	160,868
AVI Ltd.	81,643	406,178
Bid Corp. Ltd.	27,013	582,335
Bidvest Group Ltd. (The)	9,671	118,574
Capitec Bank Holdings Ltd.	14,041	1,843,619
Clicks Group Ltd.	47,728	916,427
FirstRand Ltd.	302,524	1,219,505
Foschini Group Ltd. (The)	956	7,985
Gold Fields Ltd.	11,171	119,708
Impala Platinum Holdings Ltd.	45,257	697,721
Mr Price Group Ltd.	37,749	500,659
MTN Group Ltd.*	36,096	453,941
Naspers Ltd., Class N	4,294	694,117
Nedbank Group Ltd.	21,311	264,162
Sanlam Ltd.	767	3,151
Sasol Ltd.*	5,776	130,032
Shoprite Holdings Ltd.	24,236	331,152
Sibanye Stillwater Ltd.	40,072	149,363
SPAR Group Ltd. (The)	14,946	163,445
Standard Bank Group Ltd.	325	3,172
Vodacom Group Ltd.	53,506	511,144
Woolworths Holdings Ltd.	2,121	7,328

		9,289,744

South Korea — 11.0%
AfreecaTV Co. Ltd.*	3,151	413,367
BGF retail Co. Ltd.*	524	70,982
CJ CheilJedang Corp.*	1,125	326,312
Dentium Co. Ltd.*	7,054	332,959
DL E&C Co. Ltd.*	2,887	284,188
DL Holdings Co. Ltd.*	1,950	92,144
Dongjin Semichem Co. Ltd.	6,156	204,006
E-MART, Inc.	869	96,721
Green Cross Corp.*	524	77,582
GS Engineering & Construction Corp.*	3,750	124,795
Hana Financial Group, Inc.	35,504	1,337,734
Hankook Tire & Technology Co. Ltd.*	14,034	396,281
Hanon Systems	28,663	257,201

JPMorgan ActiveBuilders Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
HSD Engine Co. Ltd.*	13,725	98,163
Hugel, Inc.	2,478	283,456
Hwaseung Enterprise Co. Ltd.*	13,209	158,830
Hyundai Glovis Co. Ltd.	2,027	277,316
Hyundai Mobis Co. Ltd.	2,774	544,543
Hyundai Motor Co.	1,352	217,914
Industrial Bank of Korea	25,136	218,238
ISC Co. Ltd.	7,406	203,381
JYP Entertainment Corp.*	15,606	546,674
K Car Co. Ltd.	9,630	226,665
Kakao Pay Corp.*	1,352	141,312
Kangwon Land, Inc.*	12,978	272,874
KB Financial Group, Inc.	9,751	483,257
Kia Corp.	21,784	1,518,906
KIWOOM Securities Co. Ltd.*	4,028	303,426
Korea Electric Power Corp.	10,282	176,791
Korea Investment Holdings Co. Ltd.*	5,406	331,493
Korea Zinc Co. Ltd.*	459	195,248
Krafton, Inc.*	779	180,493
KT&G Corp.	3,971	256,510
LG Chem Ltd.*	3,140	1,683,230
LG Household & Health Care Ltd.	937	762,201
LG Innotek Co. Ltd.	489	147,018
Lotte Rental Co. Ltd.*	2,583	68,605
NAVER Corp.	5,765	1,522,770
NCSoft Corp.*	2,267	1,021,431
Osstem Implant Co. Ltd.*‡	710	58,832
POSCO	3,664	819,613
Samsung Biologics Co. Ltd.*(a)	657	406,735
Samsung Electro-Mechanics Co. Ltd.	5,250	798,724
Samsung Electronics Co. Ltd.	178,531	11,104,466
Samsung Engineering Co. Ltd.*	6,745	123,424
Samsung Fire & Marine Insurance Co. Ltd.	2,176	363,722
Samsung Securities Co. Ltd.	5,478	184,966
Shinhan Financial Group Co. Ltd.	17,182	550,325
SK Hynix, Inc.	36,364	3,763,959
SK IE Technology Co. Ltd.*(a)	1,132	111,134
SK Innovation Co. Ltd.*	2,924	536,636
SK Square Co. Ltd.*	6,267	285,927
SK Telecom Co. Ltd.	9,701	461,720
SK, Inc.	3,903	722,521
SKC Co. Ltd.*	4,817	579,918
S-Oil Corp.	10,203	774,545
Wonik Materials Co. Ltd.*	5,578	170,356
Yuhan Corp.*	2,237	106,058
Zinus, Inc.*	3,900	218,364

		37,996,962

Taiwan — 17.1%
Accton Technology Corp.	106,000	1,023,606
Advantech Co. Ltd.	155,000	2,148,348
ASE Technology Holding Co. Ltd.	104,000	378,777
ASMedia Technology, Inc.	6,000	345,963
ASPEED Technology, Inc.	10,000	1,123,736
Cathay Financial Holding Co. Ltd.	432,000	1,002,045
Chailease Holding Co. Ltd.	322,900	2,961,748
Chicony Electronics Co. Ltd.	23,000	73,799
China Development Financial Holding Corp.	722,000	481,625
ChipMOS Technologies, Inc.	68,000	115,719
Delta Electronics, Inc.	148,000	1,460,086
E Ink Holdings, Inc.	163,000	888,431
Eclat Textile Co. Ltd.	75,000	1,663,836
eMemory Technology, Inc.	4,000	233,520
Formosa Plastics Corp.	148,000	567,502
Fubon Financial Holding Co. Ltd.	590,000	1,628,114
Genius Electronic Optical Co. Ltd.	16,000	279,300
Giant Manufacturing Co. Ltd.	27,000	312,722
Global Unichip Corp.	70,000	1,229,107
Globalwafers Co. Ltd.	10,000	285,390
Hon Hai Precision Industry Co. Ltd.	127,000	474,844
Lite-On Technology Corp.	74,000	170,911
Lotes Co. Ltd.	25,000	657,054
Makalot Industrial Co. Ltd.	100,000	842,327
MediaTek, Inc.	47,000	1,866,802
Mega Financial Holding Co. Ltd.	150,000	200,757
Micro-Star International Co. Ltd.	91,000	508,998
momo.com, Inc.	1,600	65,381
Nan Ya Printed Circuit Board Corp.	35,000	614,612
Nanya Technology Corp.	183,000	486,142
Nien Made Enterprise Co. Ltd.	45,000	634,724
Novatek Microelectronics Corp.	95,000	1,670,694
President Chain Store Corp.	66,000	630,374
Quanta Computer, Inc.	150,000	507,704
Realtek Semiconductor Corp.	99,000	1,920,614
RichWave Technology Corp.	18,000	146,833
Sea Ltd., ADR*	5,103	767,032
Silicon Motion Technology Corp., ADR	1,967	155,393
Sinbon Electronics Co. Ltd.	50,000	486,302
Taishin Financial Holding Co. Ltd.	508,000	363,288
Taiwan Semiconductor Manufacturing Co. Ltd.	900,000	20,809,794
Taiwan Union Technology Corp.	26,000	87,744
Unimicron Technology Corp.	154,000	1,154,498
Uni-President Enterprises Corp.	228,000	558,821
United Microelectronics Corp.	470,000	981,971
Vanguard International Semiconductor Corp.	296,000	1,427,877
Visual Photonics Epitaxy Co. Ltd.	136,000	641,716
Win Semiconductors Corp.	25,000	309,707
Wiwynn Corp.	34,000	1,246,393
Yuanta Financial Holding Co. Ltd.	655,000	602,226

		59,194,907

Tanzania, United Republic Of — 0.0%(c)
AngloGold Ashanti Ltd.	5,042	94,522

JPMorgan ActiveBuilders Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Thailand — 1.3%
Advanced Info Service PCL	37,300	247,767
Airports of Thailand PCL*	150,200	289,309
Bangkok Dusit Medical Services PCL, Class F	232,700	156,554
BTS Group Holdings PCL	286,200	79,412
Central Retail Corp. PCL	75,600	77,640
CP ALL PCL	112,700	211,556
Delta Electronics Thailand PCL	300	3,178
Energy Absolute PCL, NVDR	32,600	87,920
Gulf Energy Development PCL	75,400	111,902
Indorama Ventures PCL, NVDR	52,100	75,063
Minor International PCL*	127,500	117,854
PTT Exploration & Production PCL	306,900	1,204,527
PTT Global Chemical PCL	52,600	90,206
PTT PCL	210,300	247,285
Siam Cement PCL (The) (Registered)	67,700	784,869
Siam Commercial Bank PCL (The)	142,100	541,920
Thai Oil PCL	97,700	155,705

		4,482,667

Turkey — 0.1%
BIM Birlesik Magazalar A/S	49,954	263,829
D-MARKET Elektronik Hizmetler ve Ticaret A/S, ADR*	1,887	3,604
Ford Otomotiv Sanayi A/S	11,407	212,378

		479,811

United Arab Emirates — 0.5%
Aldar Properties PJSC	196,542	221,814
Emaar Properties PJSC	430,728	573,936
Fertiglobe plc*	177,325	184,902
First Abu Dhabi Bank PJSC	113,173	616,235

		1,596,887

United Kingdom — 0.1%
HSBC Holdings plc	13,200	93,628
Pepco Group NV*(a)	7,280	70,021
Prudential plc	4,423	74,553

		238,202

United States — 1.0%
EPAM Systems, Inc.*	2,957	1,407,946
Globant SA*	3,376	861,488
JS Global Lifestyle Co. Ltd.(a)	44,000	70,315
NeoImmuneTech, Inc., Receipts*	2,845	16,658
Parade Technologies Ltd.	17,000	1,255,097

		3,611,504

Zambia — 0.1%
First Quantum Minerals Ltd.	9,073	223,479

TOTAL COMMON STOCKS (Cost $365,073,209)		343,446,105

	No. of Warrants
WARRANTS — 0.0%(c)
Thailand — 0.0%(c)
BTS Group Holdings PCL expiring 9/5/2022, price 9.90 THB*	12,385	175
expiring 11/7/2024, price 11.90 THB*	24,870	478
expiring 11/20/2026, price 14.90 THB*	49,740	762

		1,415

TOTAL WARRANTS (Cost $–)		1,415

	Shares
SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(e)(f)(Cost $1,190,936)	1,190,460	1,190,936

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(e)(f)(Cost $288,698)	288,698	288,698

TOTAL SHORT-TERM INVESTMENTS (Cost $1,479,634)		1,479,634

Total Investments — 99.8% (Cost $366,552,843)		344,927,154
Other Assets Less Liabilities — 0.2%		635,719

Net Assets — 100.0%		345,562,873

Percentages indicated are based on net assets.

JPMorgan ActiveBuilders Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.9%
Semiconductors & Semiconductor Equipment	13.0
Internet & Direct Marketing Retail	4.9
Technology Hardware, Storage & Peripherals	4.7
Oil, Gas & Consumable Fuels	4.7
Interactive Media & Services	4.7
IT Services	4.1
Insurance	3.6
Electronic Equipment, Instruments & Components	3.0
Food & Staples Retailing	2.9
Food Products	2.8
Metals & Mining	2.8
Household Durables	2.6
Capital Markets	2.3
Entertainment	2.3
Beverages	2.0
Real Estate Management & Development	1.9
Chemicals	1.7
Textiles, Apparel & Luxury Goods	1.6
Diversified Financial Services	1.4
Thrifts & Mortgage Finance	1.4
Machinery	1.3
Life Sciences Tools & Services	1.3
Automobiles	1.2
Wireless Telecommunication Services	1.2
Others (each less than 1.0%)	12.3
Short-Term Investments	0.4

Abbreviations

ADR	American Depositary Receipt
APAC	Asia Pacific
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depository Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RTS	Russian Trading System
SGPS	Holding company
THB	Thai Baht

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $285,679.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan ActiveBuilders Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$1,948,275	$—	$—	$1,948,275
Austria	—	191,777	—	191,777
Brazil	13,407,661	—	—	13,407,661
Burkina Faso	176,094	—	—	176,094
Canada	212,391	—	—	212,391
Chile	1,123,883	—	—	1,123,883
China	6,488,525	105,267,659	7,360	111,763,544
Colombia	94,348	—	—	94,348
Czech Republic	—	157,020	—	157,020
Egypt	—	431,254	—	431,254
Ghana	110,948	—	—	110,948
Greece	—	510,924	—	510,924
Hong Kong	—	7,397,016	—	7,397,016
Hungary	203,791	1,150,530	—	1,354,321
India	3,079,291	35,682,204	—	38,761,495
Indonesia	85,888	5,960,526	—	6,046,414
Kazakhstan	—	192,055	—	192,055
Kenya	—	571,525	—	571,525
Macau	—	248,730	—	248,730
Malaysia	488,173	872,520	—	1,360,693
Mexico	12,387,291	—	—	12,387,291
Panama	138,241	—	—	138,241
Peru	730,852	—	—	730,852
Philippines	144,754	632,245	—	776,999
Poland	138,581	1,154,821	—	1,293,402
Portugal		640,355	—	640,355
Qatar	1,082,815	—	—	1,082,815
Russia	2,359,802	15,410,120	—	17,769,922
Saudi Arabia	1,607,079	3,750,096	—	5,357,175
South Africa	4,962,641	4,327,103	—	9,289,744
South Korea	427,239	37,510,891	58,832	37,996,962
Taiwan	922,425	58,272,482	—	59,194,907
Tanzania, United Republic Of	—	94,522	—	94,522
Thailand	3,530,479	952,188	—	4,482,667
Turkey	479,811	—	—	479,811
United Arab Emirates	801,137	795,750	—	1,596,887
United Kingdom	70,021	168,181	—	238,202
United States	2,269,434	1,342,070	—	3,611,504
Zambia	223,479	—	—	223,479

Total Common Stocks	59,695,349	283,684,564	66,192	343,446,105

Warrants	1,415	—	—	1,415
Short-Term Investments
Investment Companies	1,190,936	—	—	1,190,936
Investment of Cash Collateral from Securities Loaned	288,698	—	—	288,698

Total Short-Term Investments	1,479,634	—	—	1,479,634

Total Investments in Securities	$61,176,398	$283,684,564	$66,192	$344,927,154

There were no significant transfers into or out of level 3 for the period ended January 31, 2022.

JPMorgan ActiveBuilders Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$3,609,948	$22,040,058	$24,459,070	$—	$—	$1,190,936	1,190,460	$217	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	1,214,086	1,689,371	2,614,759	—	—	288,698	288,698	55	—

Total	$4,824,034	$23,729,429	$27,073,829	$—	$—	$1,479,634		$272	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.